REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Direct premiums	$272	$201	$149
Reinsurance assumed	—	—	1
Reinsurance ceded	(49)	(44)	(44)
Premiums	$223	$157	$106

Direct charges and fee income	$266	$261	$323
Reinsurance ceded	(37)	(57)	(62)
Policy charges and fee income	$229	$204	$261

Direct policyholders’ benefits	$419	$415	$360
Reinsurance ceded	(119)	(160)	(176)
Policyholders’ benefits	$300	$255	$184

Direct interest credited to policyholders’ account balances	$106	$139	$148
Reinsurance ceded	(16)	(57)	(58)
Interest credited to policyholders’ account balances	$90	$82	$90